FAIR VALUE OF FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS - Fair Value of Financial Instruments Not Currently Recognized at Fair Value (Details) - USD ($) $ in Thousands	Oct. 28, 2018	Feb. 08, 2018	Oct. 29, 2017	Jan. 16, 2015
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long term debt, carrying amount	$ 407,226		$ 387,290
Term loan credit agreement, due 2025 and 2022
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long term debt, carrying amount	412,925		144,147
Long-term debt, fair value	412,409		144,147
8.25% Senior notes due January 2023
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long term debt, carrying amount	0		250,000
Long-term debt, fair value	$ 0		$ 267,500
Debt instrument stated rate		8.25%	8.25%	8.25%